Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 82.5%		Shares	Value
iShares Bitcoin Trust ETF (a)(b)		76,626	$4,773,799
iShares Core S&P 500 ETF (b)(c)		37,935	25,994,200
TOTAL EXCHANGE TRADED FUNDS (Cost $29,438,339)			30,767,999

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.0%
First American Government Obligations Fund - Class X, 4.03% (b)(d)		2,620,500	2,620,500
TOTAL MONEY MARKET FUNDS (Cost $2,620,500)			2,620,500

TOTAL INVESTMENTS - 89.5% (Cost $32,058,839)			33,388,499
Other Assets in Excess of Liabilities - 10.5%			3,935,468
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$37,323,967
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of October 31, 2025 is $33,388,499.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Consolidated Schedule of Futures Contracts
October 31, 2025 (Unaudited)
The Return Stacked U.S. Stocks & Gold/Bitcoin ETF & Return Stacked RSSX Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Bitcoin (a)	528	11/28/2025	$5,824,896	$(35,831)
Micro Gold (a)	666	12/29/2025	26,616,690	1,244,286
S&P 500 Index	324	12/19/2025	11,135,880	292,795
Net Unrealized Appreciation (Depreciation)		$ –	$–	$1,501,250

(a)	Futures held in the Return Stacked RSSX Cayman Subsidiary.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$30,767,999	$–	$–	$30,767,999
Money Market Funds	2,620,500	–	–	2,620,500
Total Investments	$33,388,499	$–	$–	$33,388,499

Other Financial Instruments: (a)
Futures Contracts*	$1,537,081	$–	$–	$1,537,081
Total Other Financial Instruments	$1,537,081	$–	$–	$1,537,081

Liabilities:
Other Financial Instruments: (a)
Futures Contracts*	$(35,831)	$–	$–	$(35,831)
Total Other Financial Instruments	$(35,831)	$–	$–	$(35,831)

(a) Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.